Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Intermediate Bond Fund of America
Entity Central Index Key	0000826813
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Intermediate Bond Fund of America® Class A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class A
Trading Symbol	AIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.65% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class C [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class C
Trading Symbol	IBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(
based
on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 67	1.35% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets ) *Includes derivatives.
Intermediate Bond Fund of America® Class T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class T
Trading Symbol	TIBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) *Includes derivatives.
Intermediate Bond Fund of America® Class F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-1
Trading Symbol	IBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.67% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-2
Trading Symbol	IBAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 17	0.35% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class F-3
Trading Symbol	IFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class 529-A
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.63% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class 529-C
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 69	1.39% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® Class 529-E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CBOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.82% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-T
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-T
Trading Symbol	TIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.40% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-1
Trading Symbol	CBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.46% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 16	0.33% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FIFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 14	0.29% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America - Class R-1
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 65	1.31% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBOBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 65	1.30% *
*Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	REBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 51	1.02% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.88% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.59% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Intermediate Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBOGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Bond Fund of America (the "fund") for the period from September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 25,706,000,000
Holdings Count | Holding	2,554
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 25,706
Total number of portfolio holdings	2,554
Portfolio turnover rate including mortgage dollar roll transactions	110%
Portfolio turnover rate excluding mortgage dollar roll transactions	45%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.

[1]	Annualized.